United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 07/31/16

Item 1.	Schedule of Investments

Emerging Markets Core Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—62.0%
		Aerospace & Defense—0.2%
$200,000		Aeropuertos Dominicanos Siglo XXI SA, Series REGS, 9.75%, 11/13/2019	$212,750
400,000		Avianca Holdings SA, Sr. Unsecd. Note, Series REGS, 8.375%, 5/10/2020	357,000
1,140,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,211,250
200,000		Latam Airlines Group SA, Series REGS, 7.25%, 6/9/2020	204,750
		TOTAL	1,985,750
		Automotive—0.5%
2,710,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.55%, 2/6/2019	2,765,726
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	313,500
1,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	1,042,500
		TOTAL	4,121,726
		Banking—14.9%
2,000,000		ADCB Finance Cayman, Ltd., Sr. Unsecd. Note, Series GMTN, 2.625%, 3/10/2020	2,025,000
2,000,000		Alfa Bank (Alfa Bond), Sr. Unsecd. Note, Series EMTN, 5.00%, 11/27/2018	2,072,640
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	511,290
900,000		BBVA Bancomer SA Grand Cayman, Series REGS, 6.008%, 5/17/2022	913,050
510,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	522,750
600,000		BBVA Bancomer SA Texas, Series REGS, 7.25%, 4/22/2020	666,900
500,000		BBVA Bancomer SA Texas, Sr. Unsecd. Note, Series REGS, 4.375%, 4/10/2024	530,475
900,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,001,250
2,600,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	2,969,200
300,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	316,500
200,000	[1,2]	Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	218,500
1,200,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,266,000
350,000		Banco Btg Pactual/Cayman, Series REGS, 4.00%, 1/16/2020	324,625
300,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	265,500
500,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	558,275
250,000		Banco Daycoval SA, Series REGS, 5.75%, 3/19/2019	253,125
500,000	[1,2]	Banco De Bogota SA, Sub., Series 144A, 6.25%, 5/12/2026	528,750
730,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	819,425
1,000,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/7/2020	1,075,303
2,345,000		Banco Do Brasil SA, 3.875%, 10/10/2022	2,205,472
1,200,000		Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	1,222,920
1,100,000		Banco Do Brasil SA, Series REGS, 5.875%, 1/26/2022	1,109,625
EUR 2,200,000		Banco Do Brasil SA, Sr. Unsecd. Note, Series REGS, 3.75%, 7/25/2018	2,513,560
$200,000		Banco do Estado do Rio Grande do Sul SA, Sub., Series REGS, 7.375%, 2/2/2022	197,900
1,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,100,000
900,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	927,279
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	257,578
1,500,000		Bancolombia S.A., 5.95%, 6/3/2021	1,646,250
800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	876,324
2,200,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	2,269,018
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,857,392
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	6,084,182
2,300,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 1/21/2018	2,461,497

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$1,950,000		Caixa Economica Federal, Series REGS, 3.50%, 11/7/2022	$1,779,375
700,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	701,750
2,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	2,126,961
250,000	[1,2]	CorpGroup Banking SA, Sr. Unsecd. Note, Series 144A, 6.75%, 3/15/2023	239,688
2,300,000		Credit Bank of Moscow, Series REGS, 8.70%, 11/13/2018	2,382,639
7,800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	8,058,539
1,500,000		Export-Import Bank Korea, Sr. Unsecd. Note, 3.25%, 8/12/2026	1,633,776
7,200,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	7,761,305
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	1,046,251
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	1,061,798
300,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	315,750
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	224,749
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,247,494
1,750,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,793,279
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,903,503
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,251,236
3,000,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	3,027,171
300,000		Itau Unibanco Holding SA, Series REGS, 5.125%, 5/13/2023	302,292
700,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, Series REGS, 2.85%, 5/26/2018	701,050
1,100,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	1,144,000
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,750,150
400,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	426,748
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	536,600
600,000		Kookmin Bank, Series REGS, 1.625%, 7/14/2017	600,269
200,000		Korea Development Bank, Sr. Unsecd. Note, 2.50%, 3/11/2020	205,392
5,200,000		Korea Development Bank, Sr. Unsecd. Note, 3.00%, 9/14/2022	5,536,908
500,000		Korea Development Bank, Sr. Unsecd. Note, 3.375%, 9/16/2025	549,497
700,000		Korea Exchange Bank, Sr. Unsecd. Note, Series EMTN, 2.50%, 1/27/2021	717,965
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	420,365
3,000,000		National Bank of Abu Dhabi, Series REGS, 5.25%, 12/29/2049	3,075,000
1,000,000	[1,2]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.25%, 9/19/2017	1,009,532
6,000,000		Ojsc Russ Agric Bk (Rshb), Sub. Note, Series REGS, 8.50%, 10/16/2023	6,360,000
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,421,694
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	1,014,630
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	728,232
2,830,000	[1,2]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.75%, 4/29/2021	2,799,082
3,000,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	2,894,340
1,458,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.00%, 7/13/2021	1,408,865
1,000,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	988,465
1,600,000		Vnesheconombank (VEB), Series REGS, 5.375%, 2/13/2017	1,626,846
1,560,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	1,599,674
1,515,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,582,183
200,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	203,356
5,200,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	5,585,060
260,000	[1,2]	Woori Bank, Jr. Sub. Note, Series 144A, 6.208%, 5/2/2037	268,485
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	311,728
500,000	[1,2]	Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	515,043
800,000	[1,2]	Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	917,546

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$800,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	$847,666
		TOTAL	134,171,482
		Brewing—0.0%
200,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., Series REGS, 3.375%, 11/1/2022	181,290
		Broadcast Radio & TV—0.4%
300,000	[1,2]	Globo Communicacoes Part, Sr. Unsecd. Note, Series 144A, 4.843%, 6/8/2025	309,000
1,978,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,693,490
200,000		TV Azteca SA de CV, Sr. Unsecd. Note, Series EMTN, 7.625%, 9/18/2020	133,500
		TOTAL	3,135,990
		Building & Development—0.1%
300,000		Doosan Heavy Industries and Construction Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	302,172
700,000		Odebrecht Finance Ltd., Sr. Unsecd. Note, Series REGS, 4.375%, 4/25/2025	231,000
		TOTAL	533,172
		Building Materials—0.7%
400,000	[1,2]	Cemex S.A.B de C.V., Series 144A, 7.75%, 4/16/2026	445,000
1,150,000		Cemex S.A.B de C.V., Series REGS, 5.70%, 1/11/2025	1,155,405
700,000		Cemex S.A.B de C.V., Series REGS, 5.875%, 3/25/2019	720,923
800,000		Cemex S.A.B de C.V., Series REGS, 6.125%, 5/5/2025	824,000
500,000		Cemex S.A.B de C.V., Series REGS, 7.25%, 1/15/2021	544,950
500,000		Cemex S.A.B de C.V., Series REGS, 7.75%, 4/16/2026	556,250
1,700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	1,688,321
600,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	580,500
200,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.25%, 4/5/2041	193,500
		TOTAL	6,708,849
		Cable TV—0.1%
500,000	[1,2]	Cablevision SA, Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2021	516,250
		Chemicals & Plastics—1.1%
1,000,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	1,103,600
400,000	[1,2]	Alpek Sa De CV, Sr. Unsecd. Note, Series 144A, 5.375%, 8/8/2023	441,000
200,000		Braskem America Finance Co., Series REGS, 7.125%, 7/22/2041	201,800
1,100,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	1,149,500
200,000		Braskem Finance Ltd., Series REGS, 7.375%, 10/4/2099	198,500
200,000		Gajah Tunggal, Series REGS, 7.75%, 2/6/2018	170,000
1,075,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	1,169,293
1,500,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,670,503
800,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	792,760
900,000		PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	985,828
2,000,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,059,802
		TOTAL	9,942,586
		Communications - Telecom Wireless—0.5%
700,000		Myriad International Holdings BV, Sr. Unsecd. Note, Series REGS, 6.00%, 7/18/2020	771,715
3,100,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	3,287,860
800,000		VTR Finance BV, Series REGS, 6.875%, 1/15/2024	826,000
		TOTAL	4,885,575
		Conglomerates—0.4%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,103,500
400,000		SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	419,117
		TOTAL	3,522,617

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Household and Leisure Products—0.2%
$1,800,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	$1,760,335
		Consumer Products—0.6%
4,200,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	4,228,140
1,000,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	1,078,785
		TOTAL	5,306,925
		Energy - Midstream—0.2%
1,600,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	1,760,800
		Energy - Refining—0.4%
800,000		Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	831,558
1,900,000	[1,2]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2023	1,947,500
600,000		Petron Corp., 7.50%, 8/6/2018	641,982
		TOTAL	3,421,040
		Farming & Agriculture—0.8%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,477,968
2,500,000		Uralkali, Series REGS, 3.723%, 4/30/2018	2,490,625
		TOTAL	6,968,593
		Finance—2.6%
2,525,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	2,607,164
3,300,000		CBQ Finance Ltd., Sr. Unsecd. Note, 2.875%, 6/24/2019	3,350,737
500,000		CIELO S.A., 3.75%, 11/16/2022	478,850
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,085,000
1,700,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,823,250
800,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series REGS, 3.25%, 7/15/2019	824,400
500,000	[1,2]	Credito Real, S.A.B. de C.V., SOFOM, E.R., Series 144A, 7.25%, 7/20/2023	491,775
600,000		Grupo Aval Ltd., Series REGS, 4.75%, 9/26/2022	580,680
500,000	[1,2]	Gruposura Finance, Sr. Unsecd. Note, Series 144A, 5.50%, 4/29/2026	539,375
200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	200,750
5,950,000		MAF Global Securities, 7.125%, 10/29/2049	6,287,662
4,300,000		QNB Finance Ltd., Sr. Unsecd. Note, Series REGS, 2.75%, 10/31/2018	4,378,475
400,000		TAM Capital 3, Inc., Sr. Unsecd. Note, Series REGS, 8.375%, 6/3/2021	410,500
		TOTAL	23,058,618
		Financial Intermediaries—1.2%
2,300,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	2,417,277
2,700,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/9/2022	2,837,781
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,773,608
350,000	[1,2]	Offshore Drilling Holding SA, Series 144A, 8.375%, 9/20/2020	164,500
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,578,125
400,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 5.25%, 1/30/2026	422,500
300,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.95%, 1/30/2044	321,750
		TOTAL	10,515,541
		Food & Beverage—0.3%
800,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	872,749
200,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	197,000
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	775,314
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	313,910
250,000		Sadia Overseas Ltd., Sr. Unsecd. Note, Series REGS, 6.875%, 5/24/2017	260,625
		TOTAL	2,419,598

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Food & Drug Retailers—0.2%
$800,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	$857,266
200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 1/20/2023	214,317
300,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 6.625%, 2/12/2045	320,481
		TOTAL	1,392,064
		Food Products—0.9%
700,000		BRF-Brasil Foods SA, Series REGS, 3.95%, 5/22/2023	707,000
1,250,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.00%, 1/20/2027	1,273,438
2,700,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 6/27/2024	2,862,705
100,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 4.875%, 6/30/2020	110,491
1,100,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	1,171,500
1,000,000	[1,2]	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 8.00%, 6/8/2023	1,029,700
700,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.75%, 1/31/2023	742,000
		TOTAL	7,896,834
		Forest Products—0.1%
1,000,000		Celulosa Arauco y Constitucion SA, Sr. Unsecd. Note, 7.25%, 7/29/2019	1,142,976
		Government Agency—0.7%
800,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	860,000
800,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 6/16/2018	839,184
1,400,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	1,505,000
2,600,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.25%, 7/10/2024	2,781,600
		TOTAL	5,985,784
		Hotels, Motels, Inns & Casinos—0.0%
350,000		Grupo Posadas SA de C.V., Sr. Secd. Note, Series REGS, 7.875%, 6/30/2022	362,250
		Industrial - Other—0.0%
250,000		Andrade Gutierrez International S.A., Sr. Unsecd. Note, Series REGS, 4.00%, 4/30/2018	190,000
200,000		Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	130,617
		TOTAL	320,617
		Industrial Products & Equipment—0.0%
400,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	411,000
		Metals & Mining—3.4%
500,000		Abja Investment Co., 5.95%, 7/31/2024	502,500
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	775,291
500,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	320,340
400,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	237,880
2,200,000		China Hongqiao Group, 7.625%, 6/26/2017	2,274,303
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,626,450
1,933,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	2,079,871
2,500,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/4/2044	2,738,870
900,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	916,290
1,000,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	1,105,000
700,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	658,000
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	471,875
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	521,875
800,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.75%, 4/15/2023	724,000
1,500,000		MMC Norlisk Nick Via MMC, Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	1,671,383
200,000		Samarco Mineracao SA, Series REGS, 4.125%, 11/1/2022	80,600
700,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	283,500
2,100,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	2,266,015

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$2,000,000		Southern Copper Corp., 5.25%, 11/8/2042	$1,863,710
410,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	416,442
3,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,921,250
700,000		Vale Overseas Ltd., 6.875%, 11/21/2036	677,250
220,000		Vale Overseas Ltd., Sr. Unsecd. Note, 4.625%, 9/15/2020	221,654
729,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	758,160
1,000,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	957,500
800,000		Vale SA, 5.625%, 9/11/2042	686,000
500,000		Vedanta Resources PLC, Series REGS, 7.125%, 5/31/2023	430,000
550,000		Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	511,500
200,000		Vedanta Resources PLC, Series REGS, 9.50%, 7/18/2018	203,785
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 6.00%, 1/31/2019	276,750
400,000		Volcan Compania Minera S.A., Series REGS, 5.375%, 2/2/2022	380,000
		TOTAL	30,558,044
		Oil & Gas—15.2%
1,366,171	[1]	Afren PLC, Series 144A, 6.625%, 12/9/2020	11,612
1,200,278	[3,4]	Afren PLC, Series REGS, 10.25%, 4/8/2019	10,202
2,439,590	[3,4]	Afren PLC, Series REGS, 11.50%, 2/1/2016	20,737
3,000,000		CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	3,147,891
8,500,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	9,192,742
1,000,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	1,021,510
60,000		Ecopetrol SA, 4.25%, 9/18/2018	62,100
883,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	924,943
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	999,078
600,000		GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	628,011
800,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	900,000
3,009,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	3,264,765
700,000		Korea Gas Corp., Sr. Unsecd. Note, Series REGS, 3.50%, 7/2/2026	779,617
2,000,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	2,032,500
3,163,000		ONGC Videsh Ltd., 3.75%, 5/7/2023	3,304,579
443,200		Odbrcht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	75,344
600,000		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	164,250
173,480		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	29,492
400,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	410,422
1,700,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 5.75%, 3/1/2018	1,785,850
6,600,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	6,840,616
351,000		Pertamina PT, Note, Series REGS, 5.25%, 5/23/2021	381,404
415,000	[1,2]	Petrobras Argentina S.A., Sr. Unsecd. Note, Series 144A, 7.375%, 7/21/2023	418,113
5,550,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	4,773,000
4,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	4,136,000
5,700,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	6,040,575
3,300,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	3,439,260
144,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	153,072
3,535,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	3,537,121
5,000,000		Petroleos de Venezuela, S.A., Company Guarantee, 5.375%, 4/12/2027	1,838,800
12,300,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.00%, 11/15/2026	4,520,250
50,000		Petroleos Mexicanos, 3.50%, 7/18/2018	50,900
1,900,000		Petroleos Mexicanos, Company Guarantee, 8.00%, 5/3/2019	2,140,920

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.25%, 1/15/2025	$4,862,500
2,600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.50%, 1/23/2026	2,520,700
6,200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	6,386,000
7,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	6,714,905
14,560,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.875%, 8/4/2026	16,380,000
1,000,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	1,093,750
8,600,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	9,157,753
1,000,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	1,147,555
2,025,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	2,102,355
400,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	184,000
2,000,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	2,110,682
8,700,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	8,979,435
2,914,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 5/3/2026	3,033,704
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	896,786
200,000		Tupras Turkiye Petrol Rafinerileri A.S., Series REGS, 4.125%, 5/2/2018	201,000
920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	985,780
2,300,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	2,472,500
		TOTAL	136,265,081
		Paper Products—0.2%
650,000	[1,2]	Bahia SUL Holdings Gmbh, Sr. Unsecd. Note, Series 144A, 5.75%, 7/14/2026	641,063
660,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	681,978
300,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	316,769
400,000	[1,2]	Suzano Trading Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 1/23/2021	421,500
		TOTAL	2,061,310
		Pharmaceuticals—0.2%
700,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	716,845
1,400,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,449,875
		TOTAL	2,166,720
		Rail Industry—0.5%
4,000,000		Rzd Capital PLC, 5.70%, 4/5/2022	4,285,696
		Railroad—0.4%
900,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	949,500
2,200,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	2,411,750
		TOTAL	3,361,250
		Real Estate—2.0%
545,000		China Aoyuan Property Group Ltd., Sr. Unsecd. Note, 6.525%, 4/25/2019	560,710
5,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,624,270
2,000,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	2,167,638
GBP 1,550,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	2,079,553
$200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	210,520
4,300,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	4,636,475
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	2,298,332
		TOTAL	17,577,498
		Retailers—0.1%
400,000		Grupo Elektra S.A. de C.V., Sr. Unsecd. Note, Series REGS, 7.25%, 8/6/2018	406,000
800,000		Saci Falabella, Series REGS, 3.75%, 4/30/2023	831,023
		TOTAL	1,237,023

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Software & Services—0.3%
$300,000		SixSigma Networks Mexico SA de CV, Series REGS, 8.25%, 11/7/2021	$301,500
2,500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,673,605
		TOTAL	2,975,105
		Sovereign—1.1%
2,437,500		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 8/16/2019	2,380,097
ARS 28,800,000		Argentina, Government of, Unsecd. Note, 29.0104%, 2/5/2018	1,900,167
21,600,000		Argentina, Government of, Unsecd. Note, 30.321%, 3/7/2018	1,453,915
$2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,073,800
1,200,000		Qatar, Government of, 3.241%, 1/18/2023	1,275,000
1,200,000		Qatar, Government of, Sr. Unsecd. Note, Series REGS, 2.099%, 1/18/2018	1,207,500
		TOTAL	10,290,479
		State/Provincial—2.0%
8,115,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	9,109,087
7,900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	8,986,250
40,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 4.00%, 5/15/2035	29,400
22,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 9.25%, 4/15/2017	22,385
		TOTAL	18,147,122
		Steel—0.2%
200,000		JSW Steel Ltd., Sr. Unsecd. Note, 4.75%, 11/12/2019	193,316
1,850,000	[1,2]	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series 144A, 4.50%, 6/15/2023	1,840,750
		TOTAL	2,034,066
		Technology—0.5%
4,000,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.70%, 5/8/2019	4,235,980
		Technology Services—0.4%
3,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	3,646,405
		Telecommunications & Cellular—3.6%
1,200,000		America Movil S.A.B. de C.V., 6.125%, 11/15/2037	1,517,327
400,000		America Movil S.A.B. de C.V., 6.125%, 3/30/2040	518,388
1,725,000		America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,925,048
500,000		America Movil S.A.B. de C.V., Company Guarantee, 5.625%, 11/15/2017	527,450
2,650,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,984,390
2,230,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	2,441,177
300,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	281,250
500,000		Columbus International, Inc., Sr. Unsecd. Note, Series REGS, 7.375%, 3/30/2021	535,480
600,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	627,000
1,400,000		Digicel Group Ltd., Series REGS, 8.25%, 9/30/2020	1,284,500
500,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 4/1/2022	414,850
1,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,175,000
3,000,000		Emirates Telecom Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 6/18/2024	3,193,110
1,200,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	1,258,445
600,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	625,797
1,000,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.25%, 4/26/2023	1,053,750
1,500,000		Mobile Telesys (Mts Int), Sr. Unsecd. Note, Series REGS, 5.00%, 5/30/2023	1,552,500
2,300,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	2,357,500
400,000	[1,2]	SK Telecom Co. Ltd., Sr. Unsecd. Note, Series 144A, 2.125%, 5/1/2018	404,079
200,000		Telfon Celuar Del Paragu, Sr. Unsecd. Note, Series REGS, 6.75%, 12/13/2022	208,000
2,900,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	2,947,922

Principal, Foreign Currency Par Amount, or Shares			Value
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$4,000,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.20%, 2/13/2019	$4,130,000
		TOTAL	31,962,963
		Transportation—0.7%
300,000		Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	301,831
4,800,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	5,544,000
200,000		DP World Ltd., Series REGS, 6.85%, 7/2/2037	231,000
550,000	[1,2]	SCF Capital Ltd., Sr. Unsecd. Note, Series 144A, 5.375%, 6/16/2023	556,891
		TOTAL	6,633,722
		Utilities—3.4%
EUR 3,900,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	4,502,998
$2,000,000		Comision Federal de Electricidad, Sr. Unsecd. Note, Series REGS, 4.875%, 1/15/2024	2,150,000
6,050,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	6,322,250
600,000		Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, Series REGS, 4.56%, 4/30/2025	581,764
2,600,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	2,593,500
1,600,000	[1,2]	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,718,298
2,277,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	2,390,850
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,691,400
2,000,000		Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series REGS, 6.70%, 2/10/2017	2,048,000
200,000		Listrindo Capital BV, Sr. Unsecd. Note, Series REGS, 6.95%, 2/21/2019	207,800
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	262,354
2,000,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	2,759,130
		TOTAL	30,228,344
		Utility - Electric—0.7%
1,000,000		Colbun SA, Sr. Unsecd. Note, Series REGS, 6.00%, 1/21/2020	1,116,509
2,300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	2,470,041
2,700,000		Saudi Electric Global Sukuk, Series REGS, 4.00%, 4/8/2024	2,804,625
		TOTAL	6,391,175
		TOTAL CORPORATE BONDS (IDENTIFIED COST $537,829,082)	556,486,245
		FOREIGN GOVERNMENTS/AGENCIES—32.7%
		Sovereign—32.7%
ARS 136,500,000		Argentina, Government of, 29.229%, 3/28/2017	9,488,137
$5,000,000	[1,2]	Argentina, Government of, Series 144A, 6.875%, 4/22/2021	5,380,000
7,780,000	[1,2]	Argentina, Government of, Series 144A, 7.50%, 4/22/2026	8,449,080
939,365		Argentina, Government of, Note, 8.28%, 12/31/2033	1,054,438
2,000,000		Argentina, Government of, Sr. Unsecd. Note, 6.25%, 4/22/2019	2,120,000
4,600,000		Argentina, Government of, Unsecd. Note, 0.75%, 2/22/2017	4,479,843
751,000		Armenia, Government of, 6.00%, 9/30/2020	767,898
1,353,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	1,383,443
2,600,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	2,628,340
2,000,000		Bahrain, Government of, Unsecd. Note, 6.00%, 9/19/2044	1,650,000
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	1,044,100
965,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	1,075,975
3,000,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,906,250
6,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	5,484,000
2,370,000	[1,2]	Cameroon, Government of, Series 144A, Sr. Unsecd. Note, 9.50%, 11/19/2025	2,501,819
7,400,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	7,603,500
5,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	5,487,500

Principal, Foreign Currency Par Amount, or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$1,800,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 3/18/2019	$2,046,600
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,458,750
1,630,000		Costa Rica, Government of, 4.375%, 4/30/2025	1,564,800
2,100,000	[1,2]	Croatia, Government of, Series 144A, 6.00%, 1/26/2024	2,324,175
1,400,000		Croatia, Government of, 6.00%, 1/26/2024	1,549,450
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,269,000
2,600,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,697,500
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.45%, 4/30/2044	1,140,000
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,904,000
2,500,000		Dubai, Government of, 5.25%, 1/30/2043	2,425,500
1,300,000		Ecuador, Government of, 7.95%, 6/20/2024	1,127,750
2,000,000		Egypt, Government of, Note, 6.875%, 4/30/2040	1,860,400
2,665,000		El Salvador, Government of, 7.625%, 2/1/2041	2,738,288
600,000		Ethiopia, Government of, Sr. Unsecd. Note, 6.625%, 12/11/2024	569,892
1,000,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	903,500
500,000		Ghana, Government of, Unsecd. Note, 10.75%, 10/14/2030	544,000
3,480,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	3,597,450
1,200,000		Guatemala, Government of, Sr. Unsecd. Note, 5.75%, 6/6/2022	1,362,000
700,000		Honduras, Government of, 8.75%, 12/16/2020	812,875
1,902,000		Hungary, Government of, 4.125%, 2/19/2018	1,965,572
970,000		Hungary, Government of, 5.75%, 11/22/2023	1,116,228
250,000		Hungary, Government of, 6.375%, 3/29/2021	286,105
1,000,000		Hungary, Government of, Sr. Unsecd. Note, 7.625%, 3/29/2041	1,484,880
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	7,520,528
5,600,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	6,233,399
3,500,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	3,970,739
1,500,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,590,000
1,200,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	900,000
2,400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 3/16/2026	2,477,760
1,000,000	[1,2]	Ivory Coast, Government of, Series 144A, 5.375%, 7/23/2024	962,280
4,158,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	3,971,722
3,100,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	3,386,750
1,500,000		Kazakhstan, Government of, 4.875%, 10/14/2044	1,489,680
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,167,375
1,700,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	1,863,115
1,130,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	1,071,805
3,700,000		Lebanon, Government of, Sr. Unsecd. Note, 5.15%, 11/12/2018	3,682,980
2,100,000		Lebanon, Government of, Sr. Unsecd. Note, 6.65%, 2/26/2030	2,037,420
5,000,000		Lebanon, Government of, Sr. Unsub., 8.25%, 4/12/2021	5,418,750
10,000,000		Mexico, Government of, 3.50%, 1/21/2021	10,600,000
7,900,000		Mexico, Government of, 4.125%, 1/21/2026	8,579,400
4,300,000		Mexico, Government of, 4.75%, 3/8/2044	4,601,000
6,000,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	6,277,500
600,000		Namibia, Government of, Sr. Unsecd. Note, 5.50%, 11/3/2021	641,370
2,100,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	2,055,375
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,925,046
2,200,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	2,343,631
6,000,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	6,375,000

Principal, Foreign Currency Par Amount, or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$2,000,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	$2,235,000
5,000,000		Peru, Government of, 6.55%, 3/14/2037	6,825,000
4,100,000		Philippines, Government of, 6.375%, 1/15/2032	5,878,113
2,500,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	2,951,705
4,600,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	4,838,188
1,200,000		Qatar, Government of, Sr. Unsecd. Note, 4.50%, 1/20/2022	1,334,760
600,000		Qatar, Government of, Sr. Unsecd. Note, 6.40%, 1/20/2040	811,950
3,700,000		Romania, Government of, 4.375%, 8/22/2023	4,017,275
9,400,000		Russia, Government of, 5.625%, 4/4/2042	10,434,000
455,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	445,559
200,000		Serbia, Government of, 5.875%, 12/3/2018	212,426
1,600,000		Serbia, Government of, 7.25%, 9/28/2021	1,850,800
5,000,000		South Africa, Government of, 5.875%, 5/30/2022	5,628,750
4,000,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	4,166,012
4,750,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	4,947,139
2,300,000	[1,2]	Tunisia, Government of, Series 144A, 5.75%, 1/30/2025	2,179,250
6,100,000		Turkey, Government of, 3.25%, 3/23/2023	5,726,314
7,775,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	7,528,921
3,010,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 0.00%, 5/31/2040	1,016,477
412,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	408,992
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2020	1,482,726
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2021	1,475,201
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2022	1,473,320
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2023	1,465,795
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2025	1,456,389
1,730,970		Uruguay, Government of, 4.375%, 10/27/2027	1,836,992
1,884,600		Uruguay, Government of, 4.50%, 8/14/2024	2,071,175
4,000,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	4,050,000
5,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,125,000
12,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	5,235,000
1,400,000	[1,2]	Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	1,573,758
4,800,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	4,212,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $280,290,039)	293,289,650
		U.S. TREASURY—0.8%
7,300,000		United States Treasury Note, 0.375%, 10/31/2016 (IDENTIFIED COST $7,298,168)	7,300,513
		EXCHANGE-TRADED FUND—2.1%
1,000,000		Vaneck Vectors J.P. Morgan EM Local Currency Bond ETF (IDENTIFIED COST $18,834,740)	18,930,000
		INVESTMENT COMPANY—2.0%
18,368,337	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[6] (IDENTIFIED COST $18,368,337)	18,368,337
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $862,620,366)[7]	894,374,745
		OTHER ASSETS AND LIABILITIES - NET—0.4%[8]	3,178,146
		TOTAL NET ASSETS—100%	$897,552,891

At July 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Bond Long Futures	21	$3,663,188	September 2016	$33,421
[4]United States Treasury Notes 2-Year Long Future	188	$41,172,000	September 2016	$(44,486)
[4]United States Treasury Notes 10-Year Long Future	300	$39,914,063	September 2016	$50,888
[4]United States Ultra Bond Long Futures	18	$3,429,563	September 2016	$2,031
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$41,854
The average notional value of long and short futures contracts held by the Fund throughout the period was $59,796,784 and $66,070,535, respectively. This is based on the contracts held as of each month-end throughout the eight-month fiscal period.
At July 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchase:
09/16/2016	Citibank N.A.	1,959,000 EUR	$2,238,216	$(44,035)
09/16/2016	JPMorgan Chase	4,025,000 EUR	$4,480,064	$28,144
09/16/2016	Citibank N.A.	8,025,000 EUR	$8,935,998	$52,415
09/16/2016	JPMorgan Chase	8,065,000 EUR	$8,973,517	$59,698
09/16/2016	Citibank N.A.	13,750,000 EUR	$15,255,075	$145,633
09/21/2016	Citibank N.A.	2,590,000 BRL	$789,177	$(3,271)
09/21/2016	Citibank N.A.	2,630,000 BRL	$792,957	$5,087
09/21/2016	BNP Paribas SA	2,690,000 BRL	$784,714	$31,536
09/21/2016	BNP Paribas SA	2,750,000 BRL	$792,074	$42,383
09/21/2016	Citibank N.A.	30,250,000 BRL	$9,001,637	$177,385
09/21/2016	BNP Paribas SA	1,055,470,000 CLP	$1,584,790	$19,748
09/21/2016	JPMorgan Chase	1,062,500,000 CLP	$1,599,259	$15,965
09/21/2016	BNP Paribas SA	1,074,210,000 CLP	$1,591,069	$41,958
09/21/2016	BNP Paribas SA	1,081,500,000 CLP	$1,579,178	$64,931
09/21/2016	Bank of America, N.A.	32,230,000 CNY	$4,871,524	$(35,904)
09/21/2016	Bank of America, N.A.	32,400,000 CNY	$4,902,406	$(41,281)
09/21/2016	Bank of America, N.A.	32,760,000 CNY	$4,908,601	$6,537
09/21/2016	Bank of America, N.A.	32,780,000 CNY	$4,902,049	$16,090
09/21/2016	BNP Paribas SA	2,683,240,000 COP	$919,390	$(54,439)
09/21/2016	BNP Paribas SA	2,690,870,000 COP	$911,541	$(44,130)
09/21/2016	BNP Paribas SA	2,719,520,000 COP	$901,698	$(25,051)
09/21/2016	JPMorgan Chase	2,739,840,000 COP	$922,232	$(39,035)
09/21/2016	Citibank N.A.	25,327,270,000 IDR	$1,892,637	$26,449
09/21/2016	Citibank N.A.	25,411,360,000 IDR	$1,913,794	$11,664
09/21/2016	Citibank N.A.	25,443,850,000 IDR	$1,914,943	$12,977
09/21/2016	JPMorgan Chase	25,455,320,000 IDR	$1,916,961	$11,829
09/21/2016	Bank of America, N.A.	600,000,000 INR	$8,891,523	$(9,553)
09/21/2016	Citibank N.A.	1,960,950,000 KRW	$1,709,038	$41,139
09/21/2016	Citibank N.A.	1,970,190,000 KRW	$1,708,307	$50,117
09/21/2016	Citibank N.A.	1,978,980,000 KRW	$1,707,047	$59,221
09/21/2016	JPMorgan Chase	1,980,820,000 KRW	$1,711,735	$56,176
09/21/2016	JPMorgan Chase	26,190,000 MXN	$1,423,375	$(33,870)
09/21/2016	JPMorgan Chase	26,480,000 MXN	$1,406,678	$(1,787)
09/21/2016	JPMorgan Chase	26,570,000 MXN	$1,426,648	$(16,982)
09/21/2016	JPMorgan Chase	26,800,000 MXN	$1,425,130	$(3,261)
09/21/2016	JPMorgan Chase	83,900,000 MXN	$4,446,735	$4,562
09/21/2016	JPMorgan Chase	249,920,000 MXN	$13,287,740	$(28,287)
09/21/2016	JPMorgan Chase	46,590,000 RUB	$710,774	$(13,700)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchase: (continued)
09/21/2016	JPMorgan Chase	47,680,000 RUB	$728,235	$(14,853)
09/21/2016	JPMorgan Chase	47,710,000 RUB	$729,693	$(15,862)
09/21/2016	JPMorgan Chase	47,860,000 RUB	$730,156	$(14,081)
09/21/2016	JPMorgan Chase	299,000,000 RUB	$4,487,131	$(13,532)
09/21/2016	JPMorgan Chase	299,500,000 RUB	$4,423,765	$57,315
09/21/2016	JPMorgan Chase	3,980,000 TRY	$1,343,324	$(26,658)
09/21/2016	JPMorgan Chase	4,020,000 TRY	$1,372,768	$(42,869)
09/21/2016	JPMorgan Chase	4,040,000 TRY	$1,374,689	$(38,173)
09/21/2016	JPMorgan Chase	4,060,000 TRY	$1,377,713	$(34,581)
09/21/2016	JPMorgan Chase	26,200,000 TRY	$8,945,643	$(278,140)
09/21/2016	JPMorgan Chase	35,570,000 TRY	$11,915,090	$(147,796)
09/21/2016	JPMorgan Chase	13,710,000 ZAR	$934,821	$43,168
09/21/2016	JPMorgan Chase	13,840,000 ZAR	$915,885	$71,377
09/21/2016	JPMorgan Chase	13,970,000 ZAR	$935,868	$60,668
09/21/2016	JPMorgan Chase	14,230,000 ZAR	$936,236	$78,847
10/11/2016	BNP Paribas SA	40,112,800,000 COP	$13,300,000	$(416,838)
12/02/2016	Citibank N.A.	19,600,000 BRL	$4,384,297	$1,436,554
12/21/2016	Citibank N.A.	29,450,000 CNH	$4,367,233	$48,053
Contracts Sold:
09/16/2016	Citibank N.A.	8,000,000 EUR	$8,881,861	$(78,551)
09/16/2016	JPMorgan Chase	8,000,000 EUR	$8,925,870	$(34,542)
09/16/2016	Citibank N.A.	8,025,000 EUR	$8,850,732	$(137,681)
09/16/2016	JPMorgan Chase	8,065,000 EUR	$8,992,475	$(40,740)
09/16/2016	Citibank N.A.	10,000,000 EUR	$11,249,900	$49,385
09/20/2016	State Street Bank	1,620,000 GBP	$2,401,812	$256,044
09/21/2016	Citibank N.A.	2,590,000 BRL	$758,419	$(27,488)
09/21/2016	Citibank N.A.	2,640,000 BRL	$774,421	$(26,658)
09/21/2016	BNP Paribas SA	2,700,000 BRL	$765,198	$(54,087)
09/21/2016	BNP Paribas SA	2,740,000 BRL	$791,336	$(40,086)
09/21/2016	BNP Paribas SA	8,840,000 CLP	$13,283	$(155)
09/21/2016	BNP Paribas SA	1,046,630,000 CLP	$1,559,341	$(31,758)
09/21/2016	JPMorgan Chase	1,062,500,000 CLP	$1,594,603	$(20,622)
09/21/2016	BNP Paribas SA	1,070,770,000 CLP	$1,555,222	$(72,575)
09/21/2016	BNP Paribas SA	1,084,940,000 CLP	$1,577,521	$(71,817)
09/21/2016	Bank of America, N.A.	32,030,000 CNY	$4,781,311	$(24,302)
09/21/2016	Bank of America, N.A.	32,600,000 CNY	$4,882,432	$(8,700)
09/21/2016	Bank of America, N.A.	32,690,000 CNY	$4,858,438	$(46,197)
09/21/2016	Bank of America, N.A.	32,780,000 CNY	$4,875,074	$(43,064)
09/21/2016	BNP Paribas SA	2,674,450,000 COP	$870,164	$8,046
09/21/2016	BNP Paribas SA	2,706,110,000 COP	$882,835	$10,511
09/21/2016	BNP Paribas SA	2,719,520,000 COP	$900,056	$23,410
09/21/2016	BNP Paribas SA	2,728,310,000 COP	$896,733	$17,253
09/21/2016	Citibank N.A.	24,940,970,000 IDR	$1,825,973	$(63,843)
09/21/2016	Citibank N.A.	25,369,710,000 IDR	$1,896,659	$(25,643)
09/21/2016	JPMorgan Chase	25,455,320,000 IDR	$1,910,773	$(18,016)
09/21/2016	Citibank N.A.	25,830,150,000 IDR	$1,877,191	$(80,000)
09/21/2016	Citibank N.A.	1,958,950,000 KRW	$1,652,843	$(95,548)
09/21/2016	Citibank N.A.	1,968,350,000 KRW	$1,689,281	$(67,501)
09/21/2016	JPMorgan Chase	1,980,820,000 KRW	$1,712,268	$(55,643)
09/21/2016	Citibank N.A.	1,980,980,000 KRW	$1,678,797	$(89,257)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
09/21/2016	JPMorgan Chase	25,960,000 MXN	$1,357,601	$(19,702)
09/21/2016	JPMorgan Chase	26,570,000 MXN	$1,401,062	$(8,604)
09/21/2016	JPMorgan Chase	26,710,000 MXN	$1,374,269	$(42,825)
09/21/2016	JPMorgan Chase	26,720,000 MXN	$1,402,684	$(14,940)
09/21/2016	JPMorgan Chase	166,500,000 MXN	$8,823,529	$(10,093)
09/21/2016	JPMorgan Chase	45,750,000 RUB	$687,005	$2,499
09/21/2016	JPMorgan Chase	47,700,000 RUB	$724,215	$10,534
09/21/2016	JPMorgan Chase	47,860,000 RUB	$735,902	$19,827
09/21/2016	JPMorgan Chase	48,520,000 RUB	$703,698	$(22,252)
09/21/2016	JPMorgan Chase	3,940,000 TRY	$1,313,533	$10,099
09/21/2016	JPMorgan Chase	4,060,000 TRY	$1,338,969	$(4,163)
09/21/2016	JPMorgan Chase	4,070,000 TRY	$1,356,274	$9,834
09/21/2016	JPMorgan Chase	26,200,000 TRY	$8,555,102	$(112,402)
09/21/2016	JPMorgan Chase	39,600,000 TRY	$13,201,980	$101,479
09/21/2016	JPMorgan Chase	13,510,000 ZAR	$864,967	$(98,755)
09/21/2016	JPMorgan Chase	13,920,000 ZAR	$924,413	$(68,556)
09/21/2016	JPMorgan Chase	14,040,000 ZAR	$898,291	$(103,238)
09/21/2016	JPMorgan Chase	14,230,000 ZAR	$953,667	$(61,416)
10/11/2016	BNP Paribas SA	13,600,000,000 COP	$4,374,397	$6,439
12/02/2016	Citibank N.A.	19,600,000 BRL	$4,493,867	$(1,326,985)
12/21/2016	Citibank N.A.	29,450,000 CNH	$4,263,790	$(151,495)
03/28/2017	BNP Paribas SA	136,500,000 ARS	$8,115,339	$53,691
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,381,192)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,579,332 and $5,801,103, respectively. This is based on the contracts held as of each month-end throughout the eight-month fiscal period.
At July 31, 2016, the Fund had the following open swap contracts:
INTEREST RATE SWAPS
Counterparty/ Exchange	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America Merrill Lynch	1M TIIE	Receive	6.10%	6/18/2026	$247,000,000	$(112,478)	$(112,478)
Bank of America Merrill Lynch	1M TIIE	Receive	6.22%	6/29/2026	$340,000,000	$22,478	$22,478
HSBC Securities (USA), Inc.	3M JIBAR	Receive	7.62%	7/29/2019	$249,000,000	$0	$0
Centrally Cleared Swaps:
LCH	3M US LIBOR	Receive	2.25%	9/21/2026	$30,900,000	$(2,612,836)	$22,100
TOTAL INTEREST RATE SWAPS						$(2,702,836)	$(67,900)
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $61,765,446. This is based on amounts held as of each month-end throughout the eight-month fiscal period.

CREDIT DEFAULT SWAPS
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 7/31/2015[9]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital	CDX Index Emerging Market Series 25	Sell	1.00%	6/20/2021	2.65%	$74,700,000	$(5,355,997)	$(5,084,999)	$(270,998)
Goldman Sachs	Government of Russia	Buy	1.00%	6/20/2021	2.43%	$20,000,000	$1,245,060	$1,187,185	$57,875
Goldman Sachs	Republic of South Africa	Sell	1.00%	6/20/2021	2.57%	$1,100,000	$(75,062)	$(93,252)	$18,190
Goldman Sachs	Republic of South Africa	Sell	1.00%	6/20/2026	3.35%	$1,100,000	$(186,968)	$(208,273)	$21,305
Goldman Sachs	Government of Turkey	Sell	1.00%	9/20/2020	2.48%	$10,900,000	$(606,137)	$(873,010)	$266,873
TOTAL CREDIT DEFAULT SWAPS							$(4,979,104)	$(5,072,349)	$93,245
The average notional amount of credit default swap contracts held by the Fund throughout the period was $83,493,463. This is based on amounts held as of each month-end throughout the eight-month fiscal period.
The average market value of written options held by the Fund throughout the period was $258,507. This is based on amounts held as of each month-end throughout the eight-month fiscal period. The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2015	—	$—
Contracts written	114,300,000	2,704,770
Contract bought back	(114,300,000)	(2,704,770)
Outstanding at July 31, 2016	—	$—
At July 31, 2016, the Fund had no outstanding written option contracts.
The average market value of purchased options held by the Fund throughout the period was $338,192. This is based on amounts held as of each month-end throughout the eight-month fiscal period. At July 31, 2016, the Fund had no outstanding purchased options.
Net Unrealized Appreciation and Depreciation on Futures Contracts, and Foreign Exchange Contracts, and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $205,699,631, which represented 22.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $205,688,019, which represented 22.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013 – 2/16/2014	$1,363,836	$11,612
3	Issuer in default.
4	Non-income-producing security.
5	Affiliated holding.
Transactions involving the affiliated holding during the period ended July 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	61,193,309
Purchases/Additions	368,451,108
Sales/Reductions	(411,276,080)
Balance of Shares Held 7/31/2016	18,368,337
Value	$18,368,337
Dividend Income	$ 64,731

6	7-day net yield.

7	At July 31, 2016, the cost of investments for federal tax purposes was $862,620,366. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; c) futures contracts; and d) swap contracts was $31,754,379. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,369,441 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,615,062.
8	Assets, other than investments in securities, less liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees has ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$556,486,245	$—	$556,486,245
Foreign Governments/Agencies	—	293,289,650	—	293,289,650
U.S. Treasury	—	7,300,513	—	7,300,513
Exchange-Traded Fund	18,930,000	—	—	18,930,000
Investment Company	18,368,337	—	—	18,368,337
TOTAL SECURITIES	$37,298,337	$857,076,408	$—	$894,374,745
Other Financial Instruments[1]
Assets	$86,340	$5,450,025	$—	$5,536,365
Liabilities	(44,486)	(13,687,347)	—	(13,731,833)
TOTAL OTHER FINANCIAL INSTRUMENTS	$41,854	$(8,237,322)	$—	$(8,195,468)
1	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts..

The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BRL	—Brazilian Real
CLP	—Chilean Peso
CNH	—Yuan Renminbi Offshore
CNY	—Yuan Renminbi
COP	— Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Agreed Rate
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
RUB	—New Russian Rubbel
TIIE	—Interbank Interest Equilibrium Rate
TRY	—Turkish Lira
ZAR	—South African Rand

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2017